UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 909 Third Avenue
         16th Floor
         New York, NY  10022

13F File Number:  028-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

 /s/   Jon R. Persson     New York, NY/USA     October 25, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $95,593 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLACKROCK KELSO CAPITAL CORP   COM              092533108      727    99554 SH       SOLE                        0        0    99554
CANTEL MEDICAL CORP            COM              138098108      647    30625 SH       SOLE                        0        0    30625
CENTRAL FD CDA LTD             CL A             153501101      555    26820 SH       SOLE                        0        0    26820
CONSOLIDATED EDISON INC        COM              209115104      475     8335 SH       SOLE                        0        0     8335
ISHARES TR                     S&P 100 IDX FD   464287101     6213   120810 SH       SOLE                        0        0   120810
ISHARES TR                     MSCI EAFE INDEX  464287465      250     5229 SH       SOLE                        0        0     5229
ISHARES TR                     RUSSELL 1000     464287622    11290   180520 SH       SOLE                        0        0   180520
ISHARES TR                     RUSSELL 2000     464287655    11501   178863 SH       SOLE                        0        0   178863
ISHARES TR                     MSCI ESG SEL SOC 464288802      471     9418 SH       SOLE                        0        0     9418
MASTERCARD INC                 CL A             57636Q104      252      795 SH       SOLE                        0        0      795
POWERSHARES ETF TRUST          FTSE RAFI 1000   73935X583      612    12520 SH       SOLE                        0        0    12520
REPUBLIC SVCS INC              COM              760759100      579    20622 SH       SOLE                        0        0    20622
SPDR GOLD TRUST                GOLD SHS         78463v107      311     1970 SH       SOLE                        0        0     1970
SPDR INDEX SHS FDS             MSCI ACWI EXUS   78463x848      813    30096 SH       SOLE                        0        0    30096
SPDR S&P 500 ETF TR            TR UNIT          78462F103    35653   315099 SH       SOLE                        0        0   315099
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2100    40659 SH       SOLE                        0        0    40659
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    19025   491339 SH       SOLE                        0        0   491339
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     4119   114964 SH       SOLE                        0        0   114964